Other financial assets	9 Months Ended
Sep. 30, 2023
Other financial assets
Other financial assets

9.Other financial assets

	September 30,	December 31,
	2023	2022
	(Unaudited)
Assets measured at fair value
Investment portfolio – Foreign currency	1,283,780	1,056,385
Investments in equity securities and trust funds (1)	497,392	875,335
Hedging instruments (2)	155,053	311
Investment portfolio – Local currency	46,173	761,687
Assets measured at fair value through other comprehensive income	3,652	3,583
	1,986,050	2,697,301
Assets measured at amortized cost (3)	157,465	28,570
	2,143,515	2,725,871
Current	1,752,234	1,162,127
Non–current	391,281	1,563,744
	2,143,515	2,725,871
(1)	Includes deposits in trust companies and restricted funds in Brazil, Peru, Chile, and Colombia.
(2)	Corresponds to swap and forward contracts to hedge commodity price risk in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

The measurement at fair value is recognized in financial results (Note 29).

Restrictions

As of September 30, 2023 and December 31, 2022, there were restricted funds of $199,435 and $328,283 respectively, which have a specific destination, mainly i) in ISA Interchile for acquired obligations in the issuance of the 144th Reg. S Bond that establishes certain restrictions and limitations on the use of resources with the purpose of guaranteeing the payment of interest and capital and ii) in projects in Brazil, Peru and Colombia.

Fair value

The following is the classification of other financial assets recognized at fair value, corresponding to the investment portfolio:

	September 30,	December 31,
	2023	2022
	(Unaudited)
Level 1	1,488,344	1,892,486
Level 2	497,706	804,815
	1,986,050	2,697,301

There were no transfers between hierarchy levels during the periods.